Finance Lease (Tables)	12 Months Ended
Dec. 31, 2021
Finance Lease
Schedule of outstanding principal balances on finance lease facility

	As at December 31
	2021	2020
Japanese Leases No.1 and 2	21,676,600	26,531,100
Japanese Lease No.3	10,746,500	13,119,000
CMBFL Leases No.1 to 4	65,187,328	72,459,942
Ocean Yield ASA	50,320,320	55,729,620
Japanese Lease No.4	19,941,538	21,949,099
China Huarong Leases	37,385,213	41,992,081
CMBFL / Shandong	65,625,400	—
Finance lease obligations	270,882,899	231,780,842
Amounts representing interest and deferred finance fees	(44,428,222)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees	226,454,677	197,704,384
Current portion of finance lease obligations	21,783,261	19,084,775
Current portion of deferred finance fees	(699,430)	(630,553)
Non-current portion of finance lease obligations	207,592,243	181,250,674
Non-current portion of deferred finance fees	(2,221,397)	(2,000,512)
Total finance lease obligations, net of deferred finance fees	226,454,677	197,704,384

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
December 31, 2021
2022	32,164,805
2023	43,722,900
2024	29,888,892
2025	81,557,058
2026	12,549,755
2027 - 2030	70,999,489
Finance lease obligations	270,882,899
Amounts representing interest and deferred finance fees	(44,428,222)
Finance lease obligations, net of interest and deferred finance fees	226,454,677

Schedule of Assets under Finance Leases

Assets recorded under finance leases consist of the following:

	As at December 31
	2021	2020
Vessels and vessel equipment, net of accumulated depreciation	326,599,910	282,930,184
Deferred drydock expenditures, net of accumulated amortization	5,353,419	2,751,781
Advances for ballast water systems	1,079,755	2,141,135
	333,033,084	287,823,100